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                     LORD ABBETT BOND-DEBENTURE FUND, INC.
                               90 HUDSON STREET
                       JERSEY CITY, NEW JERSEY 07302-3973



                                                           May 5, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Lord Abbett Bond-Debenture Fund, Inc.
         1933 Act File No. 002-38910
         1940 Act File No. 811-02145

Ladies/Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 57 to the above-referenced Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on April 29, 2005.

         Please contact the undersigned at (201) 395-2504 if you have any questions or comments.

                                                       Sincerely yours,

                                                       Rebecca Clark
                                                       -------------
                                                       Rebecca Clark
                                                       Legal Assistant
                                                       Lord, Abbett & Co. LLC